RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
RELATED PARTY TRANSACTIONS	BOARD OF DIRECTORS
In connection with the listing of our ADSs on Nasdaq, we converted our two-tier board structure into a one-tier board structure, with a single board of directors consisting of the executive director and non-executive directors. The new structure became effective on 11 December 2020. Since that date, the Board of Directors is jointly responsible for the management of the Company. The daily management of the Company and the execution of the strategy are entrusted to the CEO, as the only Executive Director. The CEO is supported by the non-statutory Executive Committee in the execution of his tasks and responsibilities. The Non-Executive Directors share statutory management responsibility, but shall focus on the supervision on the policy and functioning of the performance of the duties by the Executive Director and the Company's general state of affairs. The Non-Executive Directors would focus on the supervision on the policy and functioning of the performance of the duties by the Executive Directors and the Company’s general state of affairs.
Mr S. de Vries is the Company’s sole Executive member of the Board of Directors and is continuing to be the Chief Executive Officer.
The Board of Directors has the following members:

Mr. P. Sekhri	Chair of the Board of Directors and Non-Executive Board Member
Ms D. Jorn	Vice Chair of the Board of Directors and Non-Executive Board Member
Mr J.B. Ward	Non-Executive Board Member
Ms B. Yanni	Non-Executive Board Member
Mr M. Pykett	Non-Executive Board Member
Ms. J. van der Meijs	Non-Executive Board Member	Appointed 19 May 2021
Mr. L. Kruimer	Non-Executive Board Member	Appointed 19 May 2021
Mr. S. Baert	Non-Executive Board Member	Appointed 19 May 2021
Mr S. de Vries	Executive Board Member and Chief Executive Officer

Per 19 May 2021, Mr. Aad de Winter and Mr. Barrie Ward retired from the Board of Supervisory Directors (BOSD).
Non-Executive members Board of Directors
Remuneration
For 2021 the annual compensation of the Supervisory Board of Directors was as follows:

Responsibility	Cash in Euro's (per annum)	Ordinary shares in Euro's * (per annum)	Cash in US Dollars (per annum)	Ordinary shares in US Dollars * (per annum)
Chair of the Board of Directors	65,000	40,000	77,090	47,440
Non-Executive Director	45,000	30,000	53,370	35,580
Chair Audit Committee	9,000		10,674
Member Audit Committee	3,000		3,558
Chair Remuneration Committee	6,000		7,116
Member Remuneration Committee	3,000		3,558
Chair Governance Committee	6,000		7,116
Member Governance Committee	3,000		3,558
*) All shares to be valued at the 20 day VWAP preceding the Annual General Meeting of Shareholders, without further restrictions or grant.
An additional compensation of €1,000 (US$1,186) per day in case of extraordinary activities, as determined by the Chair of the Board of Directors. Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2021 and 2020 was as follows:

Amounts in US$ ‘000	Year	BOSD / BOD	Share-Based Payment	Total

Mr. Paul Sekhri	2021	77	55	132
	2020	74	59	133
	2019	56	37	93
Mr Barrie Ward	2021	23	20	43
	2020	62	46	108
	2019	44	30	74
Mr Jan Hendrik Egberts	2021	—	—	—
	2020	—	5	5
	2019	18	—	18
Mr. Juergen Ernst	2021	—	6	6
	2020	57	42	99
	2019	47	29	76
Mr. Aad de Winter	2021	26	21	47
	2020	65	46	111
	2019	50	31	81
Ms. Deb Jorn	2021	64	42	106
	2020	62	40	102
	2019	29	6	35
Ms. Barbara Yanni	2021	60	36	96
	2020	35	24	59
	2019	—	—	—
Mr. Mark Pykett	2021	57	36	93
	2020	35	24	59
	2019	—	—	—
Ms. Jabine van der Meijs	2021	47	24	71
	2020	—	—	—
	2019	—	—	—
Mr Leon Kruimer	2021	47	24	71
	2020	—	—	—
	2019	—	—	—
Mr. Steven Baert	2021	45	24	69
	2020	—	—	—
	2019	—	—	—
Total	2021	446	288	734
	2020	390	286	676
	2019	226	133	359
Shares, options and warrants
Members of the former Board of Supervisory Directors did not participate in an option plan. The following table gives an overview of movements in number of LTIP shares of the Non-Executive members of the Board of Directors and / or of the former Board of Supervisory Directors, to the extent still in office, for the year ended December 31, 2021:

	Year	Granted	Settled	Forfeited	Not vested	Reserved as at 31 December 2021
P. Sekhri	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	50,000	(10,000)	—	(40,000)	—
	2018	30,000	(15,000)	—	(15,000)	—
D. Jorn	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	40,000	(8,000)	—	(32,000)	—
A. de Winter	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	40,000	—	(40,000)	—	—
	2018	25,000	(12,500)	—	(12,500)	—
J.B. Ward	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	35,000	—	(35,000)	—	—
	2018	25,000	(12,500)	—	(12,500)	—
Total	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	165,000	(18,000)	(75,000)	(72,000)	—
	2018	80,000	(40,000)	—	(40,000)	—

Shares
At 31 December 2021, the Non-Executive members of the Board of Directors held the following numbers of shares:

As at 31 December 2021	Ordinary shares	Certificates of shares
Mr. Paul Sekhri	423,985	—
Ms. Deb Jorn	51,738	—
Ms. Barbara Yanni	44,147	—
Mr. Mark Pykett	44,147	—
Ms. Jabine van der Meijs	19,309	—
Mr. Leon Kruimer	19,309
Mr. Steven Baert	19,309	—
Total	621,944	—
All shares held by the Non-Executive members of the Board of Directors are unrestricted.
Loans or guarantees
During the year 2021, the Company has not granted loans or guarantees to any member of the Non- Executive members of the Board of Directors or former members of the Board of Supervisory Directors. No loans or guarantees to Non-Executive members of the Board of Directors or former members of the Board of Supervisory Directors were outstanding at 31 December 2021.
Executive members Board of Directors
Remuneration
The Executive Board Member is entitled to the following remuneration packages:
•Fixed remuneration: annual base salary;
•Variable remuneration: the variable remuneration components are (a) an annual bonus in cash as a percentage of the fixed component (short-term incentive) and (b) a (share- based) long-term incentive;
•Others: contribution pension premiums, travel allowance and holiday allowance.
The one-off transition arrangement as identified herein above provides for (i) the grant to the Chief Executive Officer, of a total number of 4,200,000 shares for the financial year 2020, and (ii) the vesting of these shares in three annual tranches in the first quarters of 2021, 2022 and 2023, respectively.
Compensation was as follows and includes the entire year 2021, up to 31 December 2021:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Mr Sijmen de Vries, CEO and Executive Director	2021:	681	2021:	357	2021:	1,264	2021:	120	2021:	38	2021:	2,460
	2020:	614	2020:	431	2020:	1,739	2020:	107	2020:	37	2020:	2,927
	2019:	568	2019:	347	2019:	546	2019:	81	2019:	36	2019:	1,578
Mr Bruno Gianettie	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	402	2020:	201	2020:	708	2020:	85	2020:	27	2020:	1,424
	2019:	371	2019:	190	2019:	324	2019:	78	2019:	9	2019:	973
Mr Robin Wright	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	155	2020:	14	2020:	107	2020:	15	2020:	350	2020:	641
	2019:	355	2019:	167	2019:	128	2019:	26	2019:	—	2019:	676
Options
The following table gives an overview of movements in number of option holdings of the individual members of the executive board of directors in 2021, the exercise prices and expiration dates up to 31 December 2021:

	January 1, 2021	Granted 2021	Exercised in 2021	Forfeited/Expired in 2021	December 31, 2021	Exercise price (US$)	Expiration date
Mr Sijmen de Vries	2,800,000	—	—	—	2,800,000	0.912	22/05/2024
Shares
At 31 December 2021, the executive members of the board held the following numbers of shares:

Shares held	As at December 31, 2021
Mr Sijmen de Vries	7,095,927
Long term Incentive Plan

	Year	Granted	Settled	Forfeited	Not vested	Reserved as at 31 December 2021
Mr. Sijmen de Vries	2021	1,337,888	—	—	—	1,337,888
	2020	—	—	—	—	—
	2019	201,050	—	—	—	201.050
	2018	130,131	(130,131)	—	—	—

Loans or guarantees
During the year 2021, no loans or guarantees have been granted to the Executive members of the Board of Directors. No loans or guarantees to the Executive member of the Board of Directors were outstanding at 31 December 2021.
The Executive member of the Board of Director is the sole statutory director.
RELATED PARTY TRANSACTIONS
Related parties' disclosure relates mainly to key management compensation and to transactions with the associated company Bioconnection B.V.
Key management includes members of the Board of Directors:

Amounts in US$ ‘000	2021	2020	2019
Salaries and other short-term employee benefits	1,522	2,695	2,389
Post-employment benefits	120	207	185
Share-based compensation	1,552	2,841	1,131
Total	3,194	5,743	3,705
All direct transactions with members of the Board of Directors have been disclosed in notes 22 and 23 of these financial statements. At 31 December 2021, the Company had a payable balance of a total amount of US$0.1 million (2020: US$ nil) to members to the Board of Directors.
Related party transactions with Bioconnection B.V. are in the ordinary course of that company’s fill & finish business and amounted to US$3.5 million (2020: US$3.0 million). At December 31, 2021, the Company owed no balance (2020: US$0.1 million) to Bioconnection for fill & finish services supplied.